Related party transactions (Details Narrative)	1 Months Ended	6 Months Ended
	Aug. 31, 2020 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Revenue from Related Parties		$ 0	$ 1,050
Annual rent		103,578
Lease expenses		43,910	13,278
Represents information pertaining to Hangzhou Forasen Technology Co., Ltd.
Annual rent | ¥	¥ 283,258
Terms of sublease agreement	2 years
Lease income		$ 0	$ 21,555